Internally Generated Assets - Schedule of Detail Information of Internally Generated Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Internally Generated Assets [Line Items]
The total internally generated assets	€ 68,783	€ 70,446
Internally generated [member]
Disclosure Of Internally Generated Assets [Line Items]
The total internally generated assets	626	639	€ 656
Internally generated [member] | Intangible assets with finite useful life [member]
Disclosure Of Internally Generated Assets [Line Items]
The total internally generated assets	272	289	312
Internally generated [member] | Tangible assets [Member]
Disclosure Of Internally Generated Assets [Line Items]
The total internally generated assets	€ 354	€ 350	€ 344